Shareholder Report, Line Graph (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022	May 18, 2022	Mar. 31, 2022
C000235073 [Member]
Account Value [Line Items]
Accumulated Value	$ 17,160	$ 15,120	$ 12,988	$ 12,575	$ 11,544	$ 10,234	$ 8,917	$ 10,000	$ 10,307
Solactive GBS Global Markets All Cap Index [Member]
Account Value [Line Items]
Accumulated Value	16,714	16,638	13,798	14,184	12,940	10,800	8,958	10,000	10,524
Custom Blended Benchmark [Member]
Account Value [Line Items]
Accumulated Value	$ 14,147	$ 14,024	$ 12,481	$ 12,656	$ 11,826	$ 10,357	$ 9,109	$ 10,000	$ 10,410